PIMCO Funds

Supplement dated May 25, 2023 to the Asset Allocation Funds Prospectus, Bond Funds Prospectus

Equity-Related Strategy Funds Prospectus, International Bond Funds Prospectus and Real Return Strategy

Funds Prospectus, each dated August 1, 2022, each as supplemented from time to time (each a “Prospectus”)

Class C and Class C-2 Exchanges

The Board of Trustees of PIMCO Funds (the “Trust”) has approved an amendment to the Trust’s multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, that permits exchanges of Class C-2 shares of a series of the Trust for Class C shares of any other series of the Trust or PIMCO Equity Series and exchanges of Class C shares of a series of the Trust for Class C-2 shares of any other series of the Trust.

Accordingly, effective July 31, 2023, the first paragraph in the “Purchases, Redemptions and Exchanges – Exchanging Shares” section of each Prospectus is deleted in its entirety and replaced with the following:

You may exchange shares of a Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus and any applicable sales charge and other rules, as described in the SAI. You may also exchange Class C shares of a Fund for Class C-2 shares of any other fund of the Trust, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 25, 2023 to the Quantitative Strategies Prospectus, dated August 1, 2022, as supplemented from time to time (the “Prospectus”)

Class C and Class C-2 Exchanges

The Board of Trustees of PIMCO Funds (the “Trust”) has approved an amendment to the Trust’s multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, that permits exchanges of Class C-2 shares of a series of the Trust for Class C shares of any other series of the Trust or PIMCO Equity Series and exchanges of Class C shares of a series of the Trust for Class C-2 shares of any other series of the Trust.

Accordingly, effective July 31, 2023, the first paragraph in the “Purchases, Redemptions and Exchanges – Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange shares of a Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus and any applicable sales charge and other rules, as described in the SAI. You may also exchange Class C shares of a Fund for Class C-2 shares of any other fund of the Trust, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 25, 2023 to the Credit Bond Funds Prospectus and Tax-Efficient Strategy Funds

Prospectus, each dated August 1, 2022, as supplemented from time to time (each a “Prospectus”)

Class C and Class C-2 Exchanges

The Board of Trustees of PIMCO Funds (the “Trust”) has approved an amendment to the Trust’s multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, that permits exchanges of Class C-2 shares of a series of the Trust for Class C shares of any other series of the Trust or PIMCO Equity Series and exchanges of Class C shares of a series of the Trust for Class C-2 shares of any other series of the Trust.

Accordingly, effective July 31, 2023, the first paragraph in the “Purchases, Redemptions and Exchanges – Exchanging Shares” section of each Prospectus is deleted in its entirety and replaced with the following:

You may exchange shares of a Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus and any applicable sales charge and other rules, as described in the SAI. You may also exchange Class C-2 shares of a Fund for Class C shares of any other fund of the Trust or a fund of PIMCO Equity Series, or Class C shares of a Fund for Class C-2 shares of any other Fund of the Trust, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 25, 2023 to the Short Duration Strategy Funds Prospectus,

dated August 1, 2022, as supplemented from time to time (the “Prospectus”)

Class C and Class C-2 Exchanges

The Board of Trustees of PIMCO Funds (the “Trust”) has approved an amendment to the Trust’s multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, that permits exchanges of Class C-2 shares of a series of the Trust for Class C shares of any other series of the Trust or PIMCO Equity Series and exchanges of Class C shares of a series of the Trust for Class C-2 shares of any other series of the Trust.

Accordingly, effective July 31, 2023, the first paragraph in the “Purchases, Redemptions and Exchanges – Exchanging Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

You may exchange shares of a Fund for the same class of shares of any other fund of the Trust or a fund of PIMCO Equity Series that offers the same class of shares, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus and any applicable sales charge and other rules, as described in the SAI. You may also exchange Class M shares of a Fund for Institutional Class shares of any other fund of the Trust or a fund of PIMCO Equity Series, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus. In addition, you may also exchange Class C-2 shares of a Fund for Class C shares of any other fund of the Trust or a fund of PIMCO Equity Series, or Class C shares of a Fund for Class C-2 shares of any other Fund of the Trust, subject to any restriction on exchanges set forth in the applicable Fund’s prospectus. Requests to exchange shares of the PIMCO Government Money Market Fund for shares of other funds of the Trust, PIMCO Equity Series received after 4:00 p.m., Eastern time (or an earlier time if the Fund closes early), will be effected at the next day’s NAV for those funds. Shareholders interested in such an exchange may request a prospectus for these other funds by contacting the Trust.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated May 25, 2023 to the Statement of Additional Information

dated April 18, 2023, as supplemented from time to time (the “SAI”)

Class C and Class C-2 Exchanges

The Board of Trustees of PIMCO Funds (the “Trust”) has approved an amendment to the Trust’s multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, that permits exchanges of Class C-2 shares of a series of the Trust for Class C shares of any other series of the Trust or PIMCO Equity Series and exchanges of Class C shares of a series of the Trust for Class C-2 shares of any other series of the Trust.

Accordingly, effective July 31, 2023, the sixth paragraph of the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions” section of the SAI is deleted in its entirety and replaced with the following:

As described in the Prospectuses under the caption “Exchanging Shares” and as described herein under “Exchange Privileges,” except for the PIMCO Municipal Value Funds, a shareholder generally may exchange shares of any Fund for shares of the same class of any other Fund of the Trust or any series of PIMCO Equity Series that is available for investment, each on the basis of their respective net asset values. A shareholder may also exchange Class M shares of any Fund for Institutional Class shares of any other Fund of the Trust, except for PIMCO Municipal Value Funds, or any series of PIMCO Equity Series that is available for investment. This exchange privilege may in the future be extended to cover any “interval” funds that may be established and managed by the Adviser and its affiliates. A shareholder may also exchange Class C shares of any Fund for Class C-2 shares of any other Fund of the Trust, and may exchange Class C-2 shares of any Fund for Class C shares of any other Fund of the Trust or PIMCO Equity Series that offers Class C shares. The original purchase date(s) of the shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 1%) exchanges his or her shares for Class C or Class C-2 shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 1% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the applicable Prospectus.

In addition, effective July 31, 2023, the second paragraph of the “Distribution of Trust Shares – Purchases, Exchanges and Redemptions – Class C and Class C-2 shares of each Fund will automatically convert into Class A shares of the same Fund after they have been held for eight years.” section of the SAI is deleted in its entirety and replaced with the following:

Except as otherwise disclosed herein or in the appropriate Prospectus(es), Class C or Class C-2 shares of a Fund that are received in an exchange for Class C or Class C-2 shares of another Fund will be subject to a CDSC to the same extent as the shares exchanged. In addition, Class C or Class C-2 shares that are received in such an exchange will convert into Class A shares at the same time as the original shares would have converted into Class A shares. Class C or Class C-2 shares received in exchange for Class C or Class C-2 shares with a different CDSC period will have the same CDSC period as the shares exchanged. Furthermore, shares that are received in an exchange with be subject to the same CDSC calculation as the shares exchanged. In other words, shares received in exchange for shares purchased after December 31, 2001 will be subject to the same manner of CDSC calculation as the shares exchanged.

In addition, effective July 31, 2023, the first paragraph of the “Distribution of Trust Shares – Exchange Privileges’” section of the SAI is deleted in its entirety and replaced with the following:

Class A, Class C, Class C-2 and Class R Shares. A shareholder generally may exchange Class A, Class C, Class C-2 and Class R shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective net asset values. However, a sales charge will apply on exchanges of the following if no other sales charge waiver continues to apply: (i) Class A shares of any Fund on which no sales charge was paid at the time of initial purchase due to a financial firm-specific sales charge waiver; (ii) Class A shares of the PIMCO Short Asset Investment Fund purchased on or after December 2, 2019; and (iii) Class A shares of the PIMCO Government Money Market Fund on which no sales charge was paid at the time of purchase. In addition, sales charges will apply on exchanges for shares of Funds for which sales may be suspended to new investors or as otherwise provided in the applicable Fund’s prospectus or in this Statement of Additional Information. An investor may also exchange Class C shares of a Fund for Class C-2 shares of any other Fund of the Trust that offers Class C-2 shares, and may exchange Class C-2 shares of a Fund for Class C shares of any other Fund of the Trust or PIMCO Equity Series that offers Class C shares, based on the respective NAVs of the shares involved.

Investors Should Retain This Supplement for Future Reference

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